Financial risk management - Foreign Currency Sensitivity Analysis (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Derivative [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro, impact on net income	€ (1.6)	€ (38.5)
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro, impact on net equity	95.6	80.9
US dollar
Derivative [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro, impact on net income	1.1	10.3
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro, impact on net equity	88.2	81.3
Japanese yen
Derivative [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro, impact on net income	(23.2)	(30.4)
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro, impact on net equity	7.4	(0.4)
Taiwanese dollar
Derivative [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro, impact on net income	(2.3)	(7.9)
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro, impact on net equity	0.0	0.0
South Korean won
Derivative [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro, impact on net income	21.8	(11.4)
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro, impact on net equity	0.0	0.0
Chinese yuan
Derivative [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro, impact on net income	(1.2)	1.7
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro, impact on net equity	0.0	0.0
Other currencies
Derivative [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro, impact on net income	2.2	(0.8)
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro, impact on net equity	€ 0.0	€ 0.0